Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$375,533.36

Principal:
Principal Collections	$5,888,068.79
Prepayments in Full	$2,026,248.02
Liquidation Proceeds	$50,964.85
Recoveries	$51,010.62
Sub Total	$8,016,292.28
Collections	$8,391,825.64

Purchase Amounts:
Purchase Amounts Related to Principal	$288,099.40
Purchase Amounts Related to Interest	$1,838.06
Sub Total	$289,937.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,681,763.10

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,681,763.10
Servicing Fee	$76,789.14	$76,789.14	$0.00	$0.00	$8,604,973.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,604,973.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,604,973.96
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,604,973.96
Interest - Class A-4 Notes	$11,445.70	$11,445.70	$0.00	$0.00	$8,593,528.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,593,528.26
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$8,527,205.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,527,205.59
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$8,478,539.09
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,478,539.09
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$8,418,913.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,418,913.34
Regular Principal Payment	$7,627,722.98	$7,627,722.98	$0.00	$0.00	$791,190.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$791,190.36
Residual Released to Depositor	$0.00	$791,190.36	$0.00	$0.00	$0.00
Total		$8,681,763.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,627,722.98
Total					$7,627,722.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,627,722.98	$39.73	$11,445.70	$0.06	$7,639,168.68	$39.79
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$7,627,722.98	$6.71	$186,060.62	$0.16	$7,813,783.60	$6.87

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$8,324,143.65	0.0433572	$696,420.67	0.0036274
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$86,344,143.65	0.0759330	$78,716,420.67	0.0692250

Pool Information
Weighted Average APR	4.728%	4.761%
Weighted Average Remaining Term	17.77	17.05
Number of Receivables Outstanding	13,681	13,167
Pool Balance	$92,146,965.85	$83,847,871.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$86,344,143.65	$78,716,420.67
Pool Factor	0.0755878	0.0687801

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$5,131,450.53
Targeted Overcollateralization Amount	$5,131,450.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,131,450.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	49

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		61	$45,656.62
(Recoveries)		105	$51,010.62
Net Losses for Current Collection Period			$(5,354.00)
Cumulative Net Losses Last Collection Period			$8,310,810.02
Cumulative Net Losses for all Collection Periods			$8,305,456.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.07)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.75%	364	$3,142,707.40
61-90 Days Delinquent	0.55%	44	$464,900.61
91-120 Days Delinquent	0.14%	11	$116,904.49
Over 120 Days Delinquent	1.31%	85	$1,100,164.78
Total Delinquent Receivables	5.75%	504	$4,824,677.28

Repossession Inventory:
Repossessed in the Current Collection Period		12	$87,274.43
Total Repossessed Inventory		21	$241,181.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.0873)%
Preceding Collection Period			0.6254%
Current Collection Period			(0.0719)%
Three Month Average			0.1554%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.9288%
Preceding Collection Period			1.0526%
Current Collection Period			1.0633%
Three Month Average			1.0149%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer